EXHIBIT 99.2

John Deere Owner Trust 2015

Statement to Certificateholders

$298,600,000 Class A-1 0.27000% Asset Backed Notes due April 01, 2016

$295,000,000 Class A-2A 0.87% Asset Backed Notes due February 15, 2018

$70,000,000 Class A-2B Floating Rate Asset Backed Notes due February 15, 2018

$250,000,000 Class A-3 1.32% Asset Backed Notes due June 17, 2019

$82,225,000 Class A-4 1.65% Asset Backed Notes due December 15, 2021

$25,534,183 Asset Backed Certificates

One-Month LIBOR as of the LIBOR Determination Date:			0.19760%
Class A-2B interest rate:			0.46760%

Payment Date:			15-Sep-15

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$26,684,866.12
		per $1,000 original principal amount:	$89.37

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$26,684,866.12

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$21,508.29
		per $1,000 original principal amount:	$0.07

		(ii) Class A-2A Notes:	$213,875.00
		per $1,000 original principal amount:	$0.73

		(iii) Class A-2B Notes:	$26,367.44
		per $1,000 original principal amount:	$0.38

		(iv) Class A-3 Notes:	$275,000.00
		per $1,000 original principal amount:	$1.10

		(v) Class A-4 Notes:	$113,059.38
		per $1,000 original principal amount:	$1.38

		(vi) Total:	$649,810.11

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$806,021,958.51

	(b)	Note Value at end of related Collection Period:	$794,963,012.33

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$72,203,829.47
		(ii)	A-1 Note Pool Factor:	0.2418079

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$295,000,000.00
		(ii)	A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$70,000,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,534,183.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$694,888.22
		(i)	per $1,000 original principal amount:	$0.67
	(b)	Amount of Servicing Fee earned:		$694,888.22
	(c)	Amount of Servicing Fee paid:		$694,888.22
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,213,592.00
	(ii)	Specified Reserve Account Balance:		$10,213,592.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$7,685,596.00
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.95%

(11)	(i)	Aggregate amount of net losses for the collection period:		$55,263.51
	(ii)	Cumulative amount of net losses:		$109,385.78
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.01%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,177,535.71
		(ii)	% of Pool Balance:	0.14%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%